Financial Data by Business Segment (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Cable Communications [Member]	Dec. 31, 2011 Cable Communications [Member]	Dec. 31, 2010 Cable Communications [Member]	Dec. 31, 2012 Cable Networks [Member]	Dec. 31, 2011 Cable Networks [Member]	Dec. 31, 2010 Cable Networks [Member]	Dec. 31, 2012 Broadcast Television [Member]	Dec. 31, 2011 Broadcast Television [Member]	Dec. 31, 2012 Filmed Entertainment [Member]	Dec. 31, 2011 Filmed Entertainment [Member]	Dec. 31, 2012 Theme Parks [Member]	Dec. 31, 2011 Theme Parks [Member]	Dec. 31, 2012 Headquarters And Other [Member]	Dec. 31, 2011 Headquarters And Other [Member]	Dec. 31, 2012 NBCUniversal Eliminations [Member]	Dec. 31, 2011 NBCUniversal Eliminations [Member]	Dec. 31, 2012 NBCUniversal [Member]	Dec. 31, 2011 NBCUniversal [Member]	Dec. 31, 2012 Corporate and Other [Member]	Dec. 31, 2011 Corporate and Other [Member]	Dec. 31, 2010 Corporate and Other [Member]	Dec. 31, 2012 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member]	Dec. 31, 2010 Eliminations [Member]	Dec. 31, 2012 Cable Communications Segment Revenue Percentage-Video [Member]	Dec. 31, 2011 Cable Communications Segment Revenue Percentage-Video [Member]	Dec. 31, 2010 Cable Communications Segment Revenue Percentage-Video [Member]	Dec. 31, 2012 Cable Communications Segment Revenue Percentage - High-speed Internet [Member]	Dec. 31, 2011 Cable Communications Segment Revenue Percentage - High-speed Internet [Member]	Dec. 31, 2010 Cable Communications Segment Revenue Percentage - High-speed Internet [Member]	Dec. 31, 2012 Cable Communications Segment Revenue Percentage- Phone [Member]	Dec. 31, 2011 Cable Communications Segment Revenue Percentage- Phone [Member]	Dec. 31, 2010 Cable Communications Segment Revenue Percentage- Phone [Member]	Dec. 31, 2012 Cable Communications Segment Revenue Percentage- Advertising [Member]	Dec. 31, 2011 Cable Communications Segment Revenue Percentage- Advertising [Member]	Dec. 31, 2010 Cable Communications Segment Revenue Percentage- Advertising [Member]	Dec. 31, 2012 Cable Communications Segment Revenue Percentage- Business Services [Member]	Dec. 31, 2011 Cable Communications Segment Revenue Percentage- Business Services [Member]	Dec. 31, 2010 Cable Communications Segment Revenue Percentage- Business Services [Member]	Dec. 31, 2012 Cable Communications Segment Revenue Percentage- Other [Member]	Dec. 31, 2011 Cable Communications Segment Revenue Percentage- Other [Member]	Dec. 31, 2010 Cable Communications Segment Revenue Percentage- Other [Member]	Dec. 31, 2012 Cable Communications Segment Revenue Percentage- Franchise fees [Member]	Dec. 31, 2011 Cable Communications Segment Revenue Percentage- Franchise fees [Member]	Dec. 31, 2009 Cable Communications Segment Revenue Percentage- Franchise fees [Member]	Dec. 31, 2012 London 2012 Olympics [Member]
Revenue	$ 15,937,000,000	$ 16,544,000,000	$ 15,211,000,000	$ 14,878,000,000	$ 15,042,000,000	$ 14,339,000,000	$ 14,333,000,000	$ 12,128,000,000	$ 62,570,000,000	$ 55,842,000,000	$ 37,937,000,000	$ 39,604,000,000	$ 37,226,000,000	$ 35,363,000,000	$ 8,773,000,000	$ 8,108,000,000	$ 2,719,000,000	$ 8,154,000,000	$ 5,935,000,000	$ 5,159,000,000	$ 4,239,000,000	$ 2,085,000,000	$ 1,874,000,000	$ 43,000,000	$ 45,000,000	$ (402,000,000)	$ (941,000,000)	$ 23,812,000,000	$ 19,260,000,000	$ 498,000,000	$ 558,000,000	$ 168,000,000	$ (1,344,000,000)	$ (1,202,000,000)	$ (313,000,000)
Operating income (loss) before depreciation and amortization									19,977,000,000	18,357,000,000	14,596,000,000	16,255,000,000	15,288,000,000	14,302,000,000	3,292,000,000	3,185,000,000	732,000,000	369,000,000	138,000,000	79,000,000	27,000,000	953,000,000	830,000,000	(603,000,000)	(484,000,000)	17,000,000	(234,000,000)	4,107,000,000	3,462,000,000	(376,000,000)	(416,000,000)	(438,000,000)	(9,000,000)	23,000,000																							120,000,000
Depreciation and amortization									7,798,000,000	7,636,000,000	6,616,000,000	6,405,000,000	6,395,000,000	6,232,000,000	741,000,000	718,000,000	323,000,000	91,000,000	79,000,000	16,000,000	19,000,000	268,000,000	201,000,000	210,000,000	168,000,000	0	(53,000,000)	1,326,000,000	1,132,000,000	67,000,000	93,000,000	61,000,000	0	16,000,000
Operating income (loss)	3,294,000,000	3,048,000,000	3,079,000,000	2,758,000,000	2,918,000,000	2,641,000,000	2,938,000,000	2,224,000,000	12,179,000,000	10,721,000,000	7,980,000,000	9,850,000,000	8,893,000,000	8,070,000,000	2,551,000,000	2,467,000,000	409,000,000	278,000,000	59,000,000	63,000,000	8,000,000	685,000,000	629,000,000	(813,000,000)	(652,000,000)	17,000,000	(181,000,000)	2,781,000,000	2,330,000,000	(443,000,000)	(509,000,000)	(499,000,000)	(9,000,000)	7,000,000
Capital expenditures									5,714,000,000	5,307,000,000	4,961,000,000	4,921,000,000	4,806,000,000	4,853,000,000	150,000,000	48,000,000	52,000,000	65,000,000	61,000,000	7,000,000	6,000,000	272,000,000	154,000,000	269,000,000	165,000,000	0	0	763,000,000	434,000,000	30,000,000	67,000,000	56,000,000	0	0
Assets	164,971,000,000				157,818,000,000				164,971,000,000	157,818,000,000		127,044,000,000	120,729,000,000		29,674,000,000	29,578,000,000		6,376,000,000	6,213,000,000	3,769,000,000	3,891,000,000	6,266,000,000	6,197,000,000	8,938,000,000	5,443,000,000	(561,000,000)	(538,000,000)	54,462,000,000	50,784,000,000	6,000,000,000	6,224,000,000		(22,535,000,000)	(19,919,000,000)
Non US revenue									4,500,000,000	4,100,000,000
Cable segment revenue types as percentage of total cable revenue									100.00%	100.00%	100.00%																									50.80%	52.70%	54.80%	24.10%	23.50%	22.50%	9.00%	9.40%	9.30%	5.80%	5.40%	5.70%	6.10%	4.80%	3.60%	4.20%	4.20%	4.10%	2.80%	2.80%	2.80%
Liability associated with unfavorable contract																																																									$ 237,000,000